Deferred and current taxation	12 Months Ended
Mar. 31, 2021
Deferred and current taxation
Deferred and current taxation

14.         Deferred and current taxation

The components of the deferred and current taxation in the balance sheet are as follows:

	At March 31,
	2021	2020	2019
	€M	€M	€M
Current tax assets
Current tax assets	—	(44.5)	—
Total current tax assets	—	(44.5)	—

Current tax liabilities
Corporation tax provision	48.1	—	31.6
Total current tax liabilities	48.1	—	31.6

Deferred tax assets
Recognition of tax losses	(14.0)	(53.6)	(43.2)
Total deferred tax assets	(14.0)	(53.6)	(43.2)

Deferred tax liabilities
Origination and reversal of temporary differences on property, plant and equipment, derivatives and pensions	272.4	353.5	460.6
Total deferred tax liabilities	272.4	353.5	460.6

Total deferred tax liabilities (net)	258.4	299.9	417.4

Total tax liabilities (net)	306.5	255.4	449.0

	At March 31,
	2021	2020	2019
	€M	€M	€M
Reconciliation of current tax
Liability/(asset) at beginning of year	(44.5)	31.6	36.0
Corporation tax charge in year	5.5	44.4	96.5
Tax received/(paid)	87.1	(120.5)	(100.9)
Liability/(asset) at end of year	48.1	(44.5)	31.6

	At March 31,
	2021	2020	2019
	€M	€M	€M
Reconciliation of deferred tax
Net liability at beginning of year	299.9	417.4	395.2
New temporary differences on property, plant and equipment, net operating losses, derivatives, pensions and other items	(41.5)	(117.5)	22.2
Net liability at end of year	258.4	299.9	417.4

The components of the tax expense in the income statement were as follows:

	Year ended
	March 31,
	2021	2020	2019
	€M	€M	€M
Corporation tax charge in year	5.5	44.4	96.5
Deferred tax credit relating to origination and reversal of temporary differences	(99.1)	(22.8)	(33.4)
	(93.6)	21.6	63.1

The tax credit in the year to March 31, 2021 consisted mainly of temporary differences of a net credit of €99m for property, plant and equipment, tax losses, transitional adjustments and debit of €58m for derivatives. The tax credit in the year to March 31, 2020 consisted mainly of temporary differences of a net credit of €23m for property, plant and equipment, deferred tax losses, transitional adjustments and a credit of €95m for derivatives. The tax charge in the year to March 31, 2019 consisted of temporary differences of a credit of €69m (including IFRS 15 adjustment of €36m which was recognized directly in equity) for property, plant and equipment, deferred tax losses and a charge of €91m for derivatives.

The following table reconciles the statutory rate of Irish corporation tax to the Company’s effective corporation tax rate:

	Year ended
	March 31,
	2021		2020		2019
	%		%		%
Statutory rate of Irish corporation tax on (loss)/profits	(12.5)		12.5		12.5
Non-Irish profits and losses taxed at other rates	(0.7)		(9.3)	*	(5.8)	*
Other movements	4.8	**	—		—
Total effective rate of taxation on (loss)/profits	(8.4)		3.2		6.7

*  Primarily relates to the impact of net operating losses incurred in LaudaMotion (taxable at 25%).

** Primarily relates to the derecognition of deferred tax asset in respect of net operating losses incurred in LaudaMotion (taxable at 25%).

The deferred tax movement per each type of temporary difference is detailed below:

	Year ended March 31,
	2021	2020	2019
	€M	€M	€M

Property, plant and equipment	(21.9)	(14.4)	2.7
IFRS 15 transition adjustment	7.1	7.1	7.1
Right of use assets & lease liabilities	0.6	(1.1)	—
Deferred tax asset on net operating losses	(138.7)	(10.4)	(43.2)
Derecognition of deferred tax asset	53.7*	—	—
Pension payments	—	—	—
Share based payments	0.1	(4.0)	—
Deferred tax credit	(99.1)	(22.8)	(33.4)

*  Relates to the derecognition by Group of a deferred tax asset in respect of losses of LaudaMotion operations in Austria, as part of an internal group restructure.

Deferred tax applicable to items charged or credited to other comprehensive income were as follows:

	At March 31,
	2021	2020	2019
	€M	€M	€M
Effective portion of changes in fair value of cash-flow hedges	124.5	(9.4)	55.6
Net change in fair value of cash-flow hedges transferred to property, plant and equipment	0.2	—	—
Net hedge ineffectiveness and discontinuation transferred to profit or loss	(24.4)	(53.5)	—
Net other changes in fair value of cash-flow hedges transferred to profit or loss	(42.7)	(31.8)	35.6
Total tax charge in other comprehensive income	57.6	(94.7)	91.2

The principal components of net deferred tax at each year-end were:

	At March 31,
	2021	2020	2019
	€M	€M	€M
Arising on capital allowances and other temporary differences	392.9	299.3	343.3
Arising on losses	(138.7)	53.6	32.4
Arising on derivatives	4.8	(52.4)	42.3
Arising on pension	(0.6)	(0.6)	(0.6)
Total	258.4	299.9	417.4

Deferred tax assets are recognized on the basis that sufficient future profits will be available against which they may be utilized.

The Company recognized all appropriate deferred tax assets and liabilities at March 31, 2021, 2020 and 2019, with the exception of some deductible temporary differences. The tax value of deductible temporary differences where near-term recovery is not probable and therefore have not been recognized in the Consolidated Balance Sheet amounts to approximately €104m (2020: €132m; 2019: €nil). These deductible temporary differences are not subject to expiry based on current tax legislation and are subject to annual review. No deferred tax has been provided for unremitted earnings of overseas subsidiaries. No temporary differences arise on the carrying value of the tax base of subsidiary companies as the Company’s trading subsidiaries are resident in countries with which Ireland has concluded double taxation agreements.